Shareholder Report, Line Graph (Details) 195040_NEOS S-P 500 Hedged Equity Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 03, 2025	Dec. 31, 2025
NEOS S&P 500® Hedged Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® Hedged Equity Income ETF NAV
Accumulated Value	$ 10,000	$ 11,666
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	$ 10,000	$ 12,185